SCHEDULE OF WARRANTS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE (Details)	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Warrants granted	147,969,396
Warrants exercised	147,969,396
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding, beginning balance	185,022,726	147,188,766
Weighted average exercise price, outstanding beginning balance | $ / shares	$ 2.1	$ 2.1
Warrants granted	241,781,760	37,833,960
Weighted average exercise price, granted | $ / shares	$ 0.5	$ 1.2
Warrants exercised	(390,145,396)
Weighted average exercise price, exercised | $ / shares	$ 0.7
Warrants outstanding, ending balance	36,659,090	185,022,726
Weighted average exercise price, outstanding ending balance | $ / shares	$ 6.11	$ 2.1
Warrants exercisable	1,659,090	149,568,181
Weighted average exercise price, exercisable | $ / shares	$ 10.30	$ 1.1